OPERATING EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2020
OPERATING EXPENSES BY NATURE
Schedule of operating expenses by nature

	Years ended
	December 31
	2020	2019
Compensation and benefits	$4,504	$3,001
Corporate administration	969	864
Listing and filing fees	242	646
Professional fees	736	408
Amortization	147	122
Operating expenses before share-based compensation	6,598	5,041
Share-based compensation	1,688	1,666
Total operating expenses	$8,286	$6,707